Intangible Assets Other Than Goodwill	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL
NOTE 8: INTANGIBLE ASSETS OTHER THAN GOODWILL
Net Book Value of Intangible Assets other than Goodwill as at December 31, 2013

	Acquisition Cost	Accumulated Amortization	Additions/ Transfer to vessel cost/ Write off	Net Book Value December 31, 2013
Trade name	$ 100,420	$ (29,738)	$ —	$ 70,682
Port terminal operating rights (****)	34,060	(7,444)	2,092	28,708
Customer relationships	35,490	(10,647)	—	24,843
Favorable lease terms (*)(***)	210,835	(139,624)	(3,780)	67,431
Total Intangible assets	380,805	(187,453)	(1,688)	191,664
Unfavorable lease terms (**)	(121,028)	93,954	—	(27,074)
Total	$ 259,777	$ (93,499)	(1,688)	$ 164,590

Net Book Value of Intangible Assets other than Goodwill as at December 31,2012
	Acquisition Cost	Accumulated Amortization	Transfer to vessel cost/ Write off	Net Book Value December 31, 2012
Trade name	$ 100,420	$ (25,885)	$ —	$ 74,535
Port terminal operating rights	34,060	(6,462)	—	27,598
Customer relationships	35,490	(8,872)	—	26,618
Favorable lease terms (*) (***)	220,042	(130,528)	(9,207)	80,307
Total Intangible assets	390,012	(171,747)	(9,207)	209,058
Unfavorable lease terms (**)	(127,513)	89,022	6,485	(32,006)
Total	$ 262,499	$ (82,725)	$ (2,722)	$ 177,052

(*)      As of December 31, 2013, the intangible asset associated with the favorable lease terms includes an amount of $21,782 related to purchase options for the vessels (see Note 2(n)). As of December 31, 2012, $9,207 was written off because the purchase option was not exercised.
(**)      As of December 31, 2013, the intangible liability associated with the unfavorable lease terms includes an amount of $9,405 related to purchase options held by third parties (see Note 2(n)). As of December 31, 2013 and 2012, no purchase options held by third parties have been exercised. As of December 31, 2012 $6,485 was written off because the purchase option was not exercised.
(***)      During the years ended December 31, 2013 and 2012, acquisition costs and accumulated amortization of $3,780 and $14,470, respectively, of fully amortized favorable lease terms were written off.
(****)      On March 19, 2013, Navios Logistics acquired Energias Renovables del Sur S.A (“Enresur”), a Uruguayan company, for a total consideration of $2,092. Enersur, as a free zone direct user, holds the right to occupy approximately12 hectares of undeveloped land located in the Nueva Palmira free zone in Uruguay, near to Navios Logistics' existing port. Navios Logistics accounted for the acquisition as an asset acquisition and as a result, an intangible asset related to the contractual rights was recorded under port terminals operating rights.

	Amortization Expense and Write Offs Year Ended December 31, 2013	Amortization Expense and Write Offs Year Ended December 31, 2012	Amortization Expense and Write Offs Year Ended December 31,2011
Trade name	$ (3,853)	$ (3,860)	$ (3,853)
Port terminal operating rights	(983)	(930)	(927)
Customer relationships	(1,774)	(1,775)	(1,775)
Favorable lease terms	(12,876)	(27,652)	(18,388)
Unfavorable lease terms	4,933	12,819	6,610
Total	$ (14,553)	$ (21,398)	$ (18,333)

The remaining aggregate amortization of acquired intangibles (for the Company) will be as follows:

Description	Within one year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$ 3,853	$ 3,853	$ 3,853	$ 3,853	$ 2,811	$ 52,459	$ 70,682
Favorable lease terms	12,539	11,398	11,324	7,022	641	2,725	45,649
Unfavorable lease terms	(4,933)	(3,545)	(2,129)	(1,273)	(1,102)	(4,687)	(17,669)
Port terminal operating rights	983	983	983	983	983	23,793	28,708
Customer relationships	1,775	1,775	1,775	1,775	1,775	15,968	24,843
Total	$ 14,217	$ 14,464	$ 15,806	$ 12,360	$ 5,108	$ 90,258	$ 152,213